Segments (Details)	3 Months Ended
	Mar. 31, 2021 USD ($) store state segment	Mar. 31, 2020 USD ($)	Mar. 01, 2021 store state
Segment Reporting Information [Line Items]
Number of reportable segments	3
Net revenues	$ 42,680,000	$ 31,774,000
Operating income (loss):	$ (4,539,000)	2,522,000
TLA
Segment Reporting Information [Line Items]
Number of stores | store	41		41
Number of states | state	5		5
Licensing
Segment Reporting Information [Line Items]
Operating income (loss):	$ 10,581,000	11,115,000
Direct-to-Consumer
Segment Reporting Information [Line Items]
Operating income (loss):	1,675,000	(1,181,000)
Digital Subscriptions and Content
Segment Reporting Information [Line Items]
Operating income (loss):	3,045,000	2,417,000
Operating Segments | Licensing
Segment Reporting Information [Line Items]
Net revenues	14,977,000	15,644,000
Operating Segments | Direct-to-Consumer
Segment Reporting Information [Line Items]
Net revenues	22,047,000	10,282,000
Operating Segments | Digital Subscriptions and Content
Segment Reporting Information [Line Items]
Net revenues	5,642,000	5,203,000
Corporate
Segment Reporting Information [Line Items]
Operating income (loss):	(19,809,000)	(9,064,000)
All Other
Segment Reporting Information [Line Items]
Net revenues	14,000	645,000
Operating income (loss):	$ (31,000)	$ (765,000)